Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.31%
Australia–0.70%
Rio Tinto PLC	67,718	$4,462,779
Canada–3.17%
Canadian Pacific Kansas City Ltd.	233,072	17,358,563
Constellation Software, Inc.	1,087	2,950,826
		20,309,389
China–3.94%
Contemporary Amperex Technology Co. Ltd., A Shares	204,680	11,608,105
Tencent Holdings Ltd.	160,200	13,650,577
		25,258,682
Denmark–0.24%
Novo Nordisk A/S, Class B	27,478	1,530,020
France–3.40%
L’Oreal S.A.	9,872	4,289,257
LVMH Moet Hennessy Louis Vuitton SE	4,636	2,852,908
Safran S.A.	33,151	11,764,264
TotalEnergies SE	47,295	2,880,673
		21,787,102
Germany–1.01%
SAP SE	24,101	6,453,461
Italy–1.31%
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	137,665	8,402,382
Japan–2.92%
Hoya Corp.	62,600	8,655,718
ITOCHU Corp.	175,900	10,008,422
		18,664,140
Netherlands–2.17%
ASML Holding N.V.	14,275	13,920,794
Sweden–1.13%
Atlas Copco AB, Class A(a)	427,224	7,244,856
Taiwan–2.21%
Taiwan Semiconductor Manufacturing Co. Ltd.	326,000	14,160,727
United Kingdom–6.06%
3i Group PLC	322,377	17,770,369
Coca-Cola Europacific Partners PLC	109,273	9,879,372
London Stock Exchange Group PLC	21,267	2,438,964
RELX PLC	181,159	8,682,946
		38,771,651
United States–66.05%
Abbott Laboratories	77,903	10,434,328
Alphabet, Inc., Class A	73,757	17,930,327
Amazon.com, Inc.(b)	79,608	17,479,529
American Express Co.	29,547	9,814,331
AMETEK, Inc.	54,411	10,229,268
Shares		Value
United States–(continued)
Amphenol Corp., Class A	72,554	$8,978,557
Analog Devices, Inc.	38,991	9,580,089
Apple, Inc.	97,412	24,804,018
Berkshire Hathaway, Inc., Class B(b)	15,608	7,846,766
Broadcom, Inc.	30,684	10,122,958
CME Group, Inc., Class A	40,672	10,989,168
Coca-Cola Co. (The)	136,252	9,036,233
Copart, Inc.(b)	74,296	3,341,091
Costco Wholesale Corp.	4,052	3,750,653
Danaher Corp.	23,852	4,728,897
East West Bancorp, Inc.(a)	75,201	8,005,146
EOG Resources, Inc.(a)	86,806	9,732,689
Experian PLC	125,718	6,314,457
Ferguson Enterprises, Inc.	26,162	5,875,462
Home Depot, Inc. (The)	19,464	7,886,618
Interactive Brokers Group, Inc., Class A	78,270	5,385,759
JPMorgan Chase & Co.	37,967	11,975,931
Linde PLC	21,541	10,231,975
Martin Marietta Materials, Inc.	18,148	11,438,321
Mastercard, Inc., Class A	30,911	17,582,486
Meta Platforms, Inc., Class A	25,013	18,369,047
Microsoft Corp.	84,987	44,019,017
Moody’s Corp.	6,052	2,883,657
MSCI, Inc.	6,704	3,803,917
NVIDIA Corp.	158,814	29,631,516
Old Dominion Freight Line, Inc.	43,712	6,153,775
O’Reilly Automotive, Inc.(b)	65,993	7,114,705
QXO, Inc.(a)(b)	362,970	6,918,208
Texas Instruments, Inc.	60,113	11,044,561
Thermo Fisher Scientific, Inc.(b)	15,962	7,741,889
Union Pacific Corp.	39,737	9,392,635
Viking Holdings Ltd.(b)	166,486	10,348,770
WEC Energy Group, Inc.	104,766	12,005,136
		422,921,890
Total Common Stocks & Other Equity Interests (Cost $448,790,228)		603,887,873
Exchange-Traded Funds–1.76%
Japan–1.76%
iShares MSCI Japan ETF(a) (Cost $9,844,004)	140,700	11,285,547
Money Market Funds–3.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(c)(d)	14,469,319	14,469,319
Invesco Treasury Portfolio, Institutional Class, 3.99%(c)(d)	9,646,213	9,646,213
Total Money Market Funds (Cost $24,115,532)		24,115,532
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.84% (Cost $482,749,764)		639,288,952
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.03%
Invesco Private Government Fund, 4.14%(c)(d)(e)	10,073,324	$10,073,323
Invesco Private Prime Fund, 4.26%(c)(d)(e)	22,119,142	22,125,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,199,101)		32,199,101
TOTAL INVESTMENTS IN SECURITIES—104.87% (Cost $514,948,865)		671,488,053
OTHER ASSETS LESS LIABILITIES–(4.87)%		(31,189,023)
NET ASSETS–100.00%		$640,299,030
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,034,351	$97,699,502	$(96,264,534)	$-	$-	$14,469,319	$453,990
Invesco Treasury Portfolio, Institutional Class	8,689,568	65,133,001	(64,176,356)	-	-	9,646,213	300,330
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,361,531	113,605,608	(106,893,816)	-	-	10,073,323	141,820*
Invesco Private Prime Fund	8,757,280	250,238,024	(236,869,731)	-	205	22,125,778	397,041*
Total	$33,842,730	$526,676,135	$(504,204,437)	$-	$205	$56,314,633	$1,293,181

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,462,779	$—	$4,462,779
Canada	20,309,389	—	—	20,309,389
China	—	25,258,682	—	25,258,682
Denmark	—	1,530,020	—	1,530,020
France	—	21,787,102	—	21,787,102
Germany	—	6,453,461	—	6,453,461
Italy	—	8,402,382	—	8,402,382
Japan	11,285,547	18,664,140	—	29,949,687
Netherlands	—	13,920,794	—	13,920,794
Sweden	—	7,244,856	—	7,244,856
Taiwan	—	14,160,727	—	14,160,727
United Kingdom	9,879,372	28,892,279	—	38,771,651
United States	416,607,433	6,314,457	—	422,921,890
Money Market Funds	24,115,532	32,199,101	—	56,314,633
Total Investments	$482,197,273	$189,290,780	$—	$671,488,053
Invesco Global Core Equity Fund